UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	October 31, 2025

Applied Finance Dividend Fund; Applied Finance Explorer Fund; Applied Finance Select Fund (collectively, “the Applied Finance Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Applied Finance Dividend Fund Tailored Shareholder Report

semi-annual shareholder report October 31, 2025 Applied Finance Dividend Fund Institutional Class Shares (ticker: AFAZX)

This semi-annual shareholder report contains important information about the Applied Finance Dividend Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.97%¹
¹	Annualized

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$26,003,247
Number of Holdings	39
Total Net Advisory Fee	$27,121
Portfolio Turnover Rate	3.86%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Financials
21.46%
Health Care
16.09%
Industrials
10.99%
Information Technology
10.45%
Consumer Discretionary
9.72%
Consumer Staples
9.46%
Utilities
8.12%
Energy
6.03%
Real Estate
2.94%
Communication Services
2.53%
Materials
2.26%

Top Ten Holdings
Marathon Petroleum Corp.	3.13%
JPMorgan Chase & Co.	2.97%
Omega Healthcare Investors, Inc.	2.94%
RTX Corp.	2.94%
Cisco Systems, Inc.	2.94%
Sempra Energy	2.90%
Chevron Corp.	2.90%
Eli Lilly & Co.	2.87%
Johnson & Johnson	2.82%
Truist Financial Corp.	2.82%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

Applied Finance Dividend Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2025 Applied Finance Dividend Fund Investor Class Shares (ticker: AFALX)

This semi-annual shareholder report contains important information about the Applied Finance Dividend Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.21%¹

1Annualized

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$26,003,247
Number of Holdings	39
Total Net Advisory Fee	$27,121
Portfolio Turnover Rate	3.86%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top Ten Holdings
Marathon Petroleum Corp.	3.13%
JPMorgan Chase & Co.	2.97%
Omega Healthcare Investors, Inc.	2.94%
RTX Corp.	2.94%
Cisco Systems, Inc.	2.94%
Sempra Energy	2.90%
Chevron Corp.	2.90%
Eli Lilly & Co.	2.87%
Johnson & Johnson	2.82%
Truist Financial Corp.	2.82%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit appliedfinancefunds.com/MutualFunds/InvestorResources.

Applied Finance Explorer Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2025 Applied Finance Explorer Fund Institutional Class Shares (ticker: AFDZX)

This semi-annual shareholder report contains important information about the Applied Finance Explorer Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$46	0.84%¹
[1]	Annualized

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$920,349,900
Number of Holdings	144
Total Net Advisory Fee	$2,699,687
Portfolio Turnover Rate	16.17%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Industrials
16.61%
Financials - Bank
13.25%
Financials - Non-Banks
13.10%
Health Care
10.74%
Consumer Discretionary
10.19%
Information Technology
7.96%
Energy
6.86%
Real Estate
6.79%
Utilities
4.59%
Materials
4.02%
Communication Services
3.01%
Consumer Staples
2.02%
Money Market Fund
0.93%

Top Ten Holdings
Sterling Infrastructure, Inc.	1.90%
Comfort Systems USA, Inc.	1.87%
InterDigital, Inc.	1.25%
HCI Group, Inc.	1.12%
Newmark Group, Inc.	1.07%
Warrior Met Coal, Inc.	1.05%
StoneX Group, Inc.	1.03%
CSG Systems International, Inc.	1.01%
OSI Systems, Inc.	1.01%
Enova International, Inc.	1.01%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

Applied Finance Explorer Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2025 Applied Finance Explorer Fund Investor Class Shares (ticker: AFDVX)

This semi-annual shareholder report contains important information about the Applied Finance Explorer Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$59	1.09%¹
[1]	Annualized

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$920,349,900
Number of Holdings	144
Total Net Advisory Fee	$2,699,687
Portfolio Turnover Rate	16.17%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top Ten Holdings
Sterling Infrastructure, Inc.	1.90%
Comfort Systems USA, Inc.	1.87%
InterDigital, Inc.	1.25%
HCI Group, Inc.	1.12%
Newmark Group, Inc.	1.07%
Warrior Met Coal, Inc.	1.05%
StoneX Group, Inc.	1.03%
CSG Systems International, Inc.	1.01%
OSI Systems, Inc.	1.01%
Enova International, Inc.	1.01%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

Applied Finance Select Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2025 Applied Finance Select Fund Institutional Class Shares (ticker: AFVZX)

This semi-annual shareholder report contains important information about the Applied Finance Select Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.76%¹
[1]	Annualized

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$661,958,190
Number of Holdings	52
Total Net Advisory Fee	$1,765,760
Portfolio Turnover Rate	11.89%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Information Technology-Hardware 19.61%
Financials 12.66%
Information Technology-Software & Services 12.65%
Communication Services 10.81%
Health Care 10.10%
Consumer Discretionary 9.32%
Industrials 8.55%
Consumer Staples 3.64%
Energy 2.94%
Exchange Traded Funds 2.31%
Utilities 2.15%
Real Estate 2.04%
Materials 1.96%
Money Market Fund 1.22%

Top 10 Holdings
Alphabet, Inc. Class A	3.98%
KLA Corp.	3.85%
Applied Materials, Inc.	3.77%
Apple, Inc.	3.75%
Oracle Corp.	3.36%
Cisco Systems, Inc.	3.29%
Microsoft Corp.	3.29%
International Business Machines Corp.	3.28%
HP, Inc.	3.13%
Meta Platforms, Inc.	2.58%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

Applied Finance Select Fund Tailored Shareholder Report

semi-annual Shareholder Report October 31, 2025 Applied Finance Select Fund Investor Class Shares (ticker: AFVLX)

This semi-annual shareholder report contains important information about the Applied Finance Select Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at www.appliedfinancefunds.com/MutualFunds/InvestorResources. You can also contact us at 800-673-0550.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$55	1.01%¹
[1]	Annualized

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$661,958,190
Number of Holdings	52
Total Net Advisory Fee	$1,765,760
Portfolio Turnover Rate	11.89%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top 10 Holdings
Alphabet, Inc. Class A	3.98%
KLA Corp.	3.85%
Applied Materials, Inc.	3.77%
Apple, Inc.	3.75%
Oracle Corp.	3.36%
Cisco Systems, Inc.	3.29%
Microsoft Corp.	3.29%
International Business Machines Corp.	3.28%
HP, Inc.	3.13%
Meta Platforms, Inc.	2.58%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.appliedfinancefunds.com/MutualFunds/InvestorResources.

ITEM 1. (b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

Six Months Ended October 31, 2025 (unaudited)

APPLIED FINANCE FUNDS

Applied Finance Dividend Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance DIVIDEND fund

Schedule of InvestmentsOctober 31, 2025 (unaudited)

		Shares	Value
100.05%	COMMON STOCKS

2.53%	COMMUNICATION SERVICES
	Verizon Communications, Inc.	16,580	$658,889

9.72%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	3,522	634,488
	Hasbro, Inc.	8,935	681,830
	Home Depot, Inc.	1,819	690,474
	Whirlpool Corp.	7,283	521,681
			2,528,473

9.46%	CONSUMER STAPLES
	Ingredion, Inc.	5,434	627,138
	Molson Coors Beverage Co. Class B	12,600	550,872
	Target Corp.	6,730	624,006
	Unilever plc ADR	10,948	658,960
			2,460,976

6.03%	ENERGY
	Chevron Corp.	4,778	753,586
	Marathon Petroleum Corp.	4,173	813,359
			1,566,945

21.46%	FINANCIALS
	Ameriprise Financial, Inc.	1,366	618,484
	Huntington Bancshares	44,283	683,730
	JPMorgan Chase & Co.	2,482	772,200
	The PNC Financial Services Group, Inc	3,701	675,618
	Prudential Financial, Inc.	6,435	669,240
	State Street Corp.	6,227	720,215
	The Travelers Companies, Inc	2,635	707,814
	Truist Financial Corp.	16,438	733,628
			5,580,929

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance DIVIDEND fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
16.09%	HEALTH CARE
	Abbott Laboratories	5,200	$642,824
	Abbvie, Inc.	3,183	694,021
	Eli Lilly & Co.	866	747,237
	Johnson & Johnson	3,888	734,327
	Merck & Company, Inc.	7,919	680,876
	Novartis AG ADR	5,530	684,559
			4,183,844

10.99%	INDUSTRIALS
	Eaton Corp. plc	1,922	733,358
	Norfolk Southern Corp.	2,444	692,581
	PACCAR, Inc.	6,786	667,742
	RTX Corp.	4,277	763,444
			2,857,125

10.45%	INFORMATION TECHNOLOGY
	Accenture plc Class A	2,462	615,746
	Cisco Systems, Inc.	10,440	763,268
	HP, Inc.	22,500	622,575
	Microsoft Corp.	1,381	715,096
			2,716,685

2.26%	MATERIALS
	LyondellBasell Industries NV	12,643	586,888

2.94%	REAL ESTATE
	Omega Healthcare Investors, Inc. REIT	18,197	764,820

8.12%	UTILITIES
	Public Service Enterprise Group, Inc.	8,246	664,298
	Sempra Energy	8,208	754,643
	UGI Corp.	20,695	691,834
			2,110,775

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance DIVIDEND fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

	Shares	Value
100.05%	TOTAL COMMON STOCKS
	(Cost: $22,812,874)	$26,016,349

100.05%	TOTAL INVESTMENTS
	(Cost: $22,812,874)	26,016,349
(0.05%)	Liabilities in excess of other assets	(13,102)
100.00%	NET ASSETS	$ 26,003,247

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Explorer fund

Schedule of InvestmentsOctober 31, 2025 (unaudited)

		Shares	Value
99.14%	COMMON STOCKS

3.01%	COMMUNICATION SERVICES
	CarGurus, Inc.(A)	202,746	$7,120,440
	Cars.com, Inc.(A)	421,024	4,521,798
	John Wiley & Sons, Inc. Class A	154,902	5,711,237
	Sinclair, Inc.	334,556	4,570,035
	Ziff Davis, Inc.(A)	171,785	5,823,512
			27,747,022

10.19%	CONSUMER DISCRETIONARY
	Adtalem Global Education, Inc.(A)	47,432	4,649,285
	Asbury Automotive Group, Inc.(A)	21,000	4,926,600
	Dana, Inc.	416,417	8,453,265
	Frontdoor, Inc.(A)	125,304	8,323,945
	G-III Apparel Group Ltd.(A)	164,220	4,409,307
	Green Brick Partners, Inc.(A)	76,371	4,944,259
	Group 1 Automotive, Inc.	14,811	5,887,965
	Hilton Grand Vacations, Inc.(A)	140,888	5,839,808
	KB Home	83,673	5,222,869
	Monarch Casino & Resort, Inc.	52,000	4,683,640
	Patrick Industries, Inc.	82,526	8,613,239
	Phinia, Inc.	135,083	7,012,159
	Sally Beauty Holdings, Inc.(A)	457,929	6,919,307
	Stride, Inc.(A)	54,895	3,735,056
	Taylor Morrison Home Corp.(A)	116,264	6,890,967
	Upbound Group, Inc.	169,517	3,285,239
			93,796,910

2.02%	CONSUMER STAPLES
	The Andersons, Inc	149,968	6,945,018
	BellRing Brands, Inc.(A)	115,347	3,475,405
	Performance Food Group Co.(A)	84,136	8,139,317
			18,559,740

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
6.86%	ENERGY
	Antero Resources Corp.(A)	164,401	$5,081,635
	Civitas Resources, Inc.	160,265	4,620,440
	Dorian LPG Ltd.	207,272	5,979,797
	Gulfport Energy Corp.(A)	39,494	7,346,279
	International Seaways, Inc.	144,115	7,383,011
	Murphy Oil Corp.	150,012	4,245,340
	Par Pacific Holdings, Inc.(A)	199,126	7,961,057
	Peabody Energy Corporation	287,001	7,869,567
	Permian Resources Corp.	370,699	4,655,979
	SM Energy Co.	128,560	2,685,618
	Weatherford International plc	71,785	5,289,837
			63,118,560

13.25%	FINANCIALS- BANKS
	Axos Financial, Inc.(A)	99,451	7,755,189
	The Bancorp, Inc(A)	121,423	7,937,422
	Columbia Banking System, Inc.	284,134	7,614,791
	Customers Bancorp, Inc.(A)	125,197	8,403,223
	Enact Holdings, Inc.	177,080	6,325,298
	Enova International, Inc.(A)	77,427	9,257,946
	Hancock Whitney Corp.	118,768	6,782,840
	Navient Corp.	458,786	5,610,953
	Old National Bancorp of Indiana	257,113	5,252,819
	Pathward Financial, Inc.	95,243	6,482,239
	PennyMac Financial Services, Inc.	52,585	6,615,719
	PJT Partners, Inc.	42,077	6,779,025
	Preferred Bank	53,757	4,851,569
	Radian Group, Inc.	211,816	7,189,035
	Rocket Cos, Inc.	539,759	8,992,385
	SLM Corp.	244,540	6,565,899
	StoneX Group, Inc.(A)	103,328	9,497,910
			121,914,262

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
13.10%	FINANCIALS- NON-BANKS
	Apollo Commercial Real Estate Finance, Inc.	500,000	$4,895,000
	Arbor Realty Trust, Inc. REIT	634,359	6,400,682
	ARMOUR Residential REIT, Inc.	380,850	6,177,387
	CNO Financial Group, Inc.	193,031	7,725,101
	Donnelley Financial Solutions(A)	107,832	4,954,880
	Dynex Capital, Inc. REIT	417,651	5,529,699
	F&G Annuities & Life, Inc.	113,563	3,367,143
	Federated Hermes, Inc.	136,146	6,600,358
	HCI Group, Inc.	50,331	10,268,027
	Heritage Insurance Holdings, Inc.(A)	255,266	6,031,936
	Jackson Financial, Inc.	88,150	8,886,402
	MFA Financial, Inc. REIT	666,811	5,994,631
	NCR Atleos Corp.(A)	198,483	7,324,023
	NMI Holdings, Inc.(A)	181,202	6,601,189
	PennyMac Mortgage Investment Trust REIT	498,194	5,998,256
	Prog Holdings, Inc.	207,497	6,002,888
	Rithm Capital Corp. REIT	523,321	5,740,831
	Sezzle, Inc.(A)	70,346	4,611,180
	Victory Capital Holdings, Inc. Class A	119,170	7,420,716
			120,530,329

10.74%	HEALTH CARE
	Amneal Pharmaceuticals, Inc.(A)	606,953	6,567,231
	Amphastar Pharmaceuticals, Inc.(A)	175,516	4,475,658
	ANI Pharmaceuticals, Inc.(A)	77,956	7,062,814
	Catalyst Pharmaceuticals, Inc.(A)	266,124	5,660,457
	Collegium Pharmaceutical, Inc.(A)	165,208	5,947,488
	The Ensign Group, Inc	40,544	7,301,974
	Halozyme Therapeutics, Inc.(A)	92,701	6,043,178
	Harmony Biosciences Holdings, Inc.(A)	127,823	3,651,903
	Innoviva, Inc.(A)	250,000	4,550,000
	Lantheus Holdings, Inc.(A)	63,139	3,642,489
	Mednax, Inc.(A)	410,000	6,957,700
	Option Care Health, Inc.(A)	200,000	5,206,000

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	Owens & Minor, Inc.(A)	399,411	$1,585,662
	Supernus Pharmaceuticals, Inc.(A)	167,126	9,213,656
	Tenet Healthcare Corp.(A)	37,704	7,785,499
	United Therapeutics Corp.(A)	19,993	8,905,482
	Waystar Holding Corp.(A)	118,965	4,264,895
			98,822,086

16.61%	INDUSTRIALS
	Alight, Inc.	740,000	2,131,200
	API Group Corp.(A)	205,751	7,575,752
	Array Technologies, Inc.(A)	806,080	6,980,653
	Atmus Filtration Technologies, Inc.	138,668	6,306,621
	BrightView Holdings, Inc.(A)	366,850	4,519,592
	Builders FirstSource, Inc.(A)	44,480	5,167,242
	Comfort Systems USA, Inc.	17,782	17,169,944
	CSG Systems International, Inc.	119,223	9,331,584
	Genco Shipping & Trading Ltd.	451,237	7,689,078
	The Greenbrier Companies, Inc	137,314	5,735,606
	Herc Holdings, Inc.	46,055	6,542,113
	Hillenbrand, Inc.	251,858	7,958,713
	Hillman Solutions Corp.(A)	829,197	7,645,196
	Huron Consulting Group, Inc.(A)	45,563	7,492,380
	Janus International Group, Inc.(A)	769,856	7,390,618
	Maximus, Inc.	78,306	6,508,795
	SkyWest, Inc.(A)	75,409	7,577,096
	Sterling Infrastructure, Inc.(A)	46,205	17,460,870
	Terex Corp.	136,165	6,266,313
	Verra Mobility Corp.(A)	233,157	5,411,574
			152,860,940

7.96%	INFORMATION TECHNOLOGY
	ACI Worldwide, Inc.(A)	132,613	6,316,357
	Adeia, Inc.	341,035	5,811,236
	ASGN, Inc.(A)	113,954	5,100,581
	Consensus Cloud Solutions, Inc.(A)	108,472	3,180,399

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	Diebold Nixdorf, Inc.(A)	105,388	$6,233,700
	Insight Enterprises, Inc.(A)	48,617	4,861,700
	InterDigital, Inc.	31,766	11,498,021
	Netgear, Inc.(A)	225,289	7,822,034
	OSI Systems, Inc.(A)	33,301	9,272,996
	Penguin Solutions, Inc.(A)	234,421	5,220,556
	ScanSource, Inc.(A)	150,259	6,446,862
	Xerox Corporation	440,256	1,461,650
			73,226,092

4.02%	MATERIALS
	Alpha Metallurgical Resources(A)	51,967	9,003,802
	Commercial Metals Co.	140,523	8,341,445
	Element Solutions, Inc.	267,802	7,155,670
	Ryerson Holding Corp.	130,222	2,872,697
	Warrior Met Coal, Inc.	142,548	9,670,456
			37,044,070

6.79%	REAL ESTATE
	American Assets Trust, Inc. REIT	156,119	2,983,434
	Apple Hospitality REIT, Inc.	400,000	4,476,000
	DiamondRock Hospitality Co. REIT	703,104	5,498,273
	Douglas Emmett, Inc. REIT	389,116	5,035,161
	Empire State Realty Trust REIT	506,842	3,745,562
	Innovative Industrial Properties, Inc.	120,424	6,039,264
	Newmark Group, Inc.	550,499	9,815,397
	Ryman Hospitality Properties, Inc. REIT	57,247	4,975,337
	Sabra Health Care REIT, Inc.	362,257	6,455,420
	SL Green Realty Corp.	104,124	5,346,767
	Tanger Factory Outlet Centers, Inc. REIT	248,264	8,083,476
			62,454,091

4.59%	UTILITIES
	California Water Service Group	123,577	5,484,347
	Middlesex Water Company	78,434	4,507,602
	New Jersey Resources Corp.	108,080	4,787,944

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Explorer fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	One Gas, Inc.	82,823	$6,641,576
	Otter Tail Corp.	91,945	7,099,993
	Southwest Gas Corp.	81,943	6,514,468
	TXNM Energy, Inc.	126,991	7,213,089
			42,249,019

99.14%	TOTAL COMMON STOCKS
	(Cost: $756,282,658)		912,323,121

0.93%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 3.910%(B)
	(Cost: $8,544,481)	8,544,481	8,544,481

100.07%	TOTAL INVESTMENTS
	(Cost: $764,827,139)		$920,867,602
(0.07%)	Liabilities in excess of other assets		(517,702)
100.00%	NET ASSETS		$ 920,349,900

(A)Non-income producing.

(B)Effective 7 day yield as of October 31, 2025.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Select fund

Schedule of InvestmentsOctober 31, 2025 (unaudited)

		Shares	Value
96.43%	COMMON STOCKS

10.81%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	93,699	$26,347,222
	Meta Platforms, Inc.	26,339	17,076,891
	Verizon Communications, Inc.	301,926	11,998,539
	The Walt Disney Co.	143,544	16,165,925
			71,588,577

9.32%	CONSUMER DISCRETIONARY
	Aptiv plc(A)	181,007	14,679,668
	Darden Restaurants, Inc.	66,097	11,907,375
	DR Horton, Inc.	93,271	13,904,841
	LKQ Corp.	255,560	8,167,698
	Lowe’s Companies, Inc.	54,679	13,020,710
			61,680,292

3.64%	CONSUMER STAPLES
	Constellation Brands, Inc. Class A	26,186	3,440,317
	Keurig Dr Pepper, Inc.	300,854	8,171,195
	Target Corp.	56,364	5,226,070
	Tyson Foods, Inc. Class A	141,351	7,266,855
			24,104,437

2.94%	ENERGY
	ConocoPhillips	97,668	8,678,778
	Valero Energy Corp.	63,827	10,822,506
			19,501,284

12.66%	FINANCIALS
	Ameriprise Financial, Inc.	24,638	11,155,347
	Bank of America Corp.	286,675	15,322,779
	Fiserv, Inc.(A)	51,644	3,444,138

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
	JPMorgan Chase & Co.	48,795	$15,181,100
	Mastercard, Inc. Class A	23,435	12,935,886
	MetLife, Inc.	159,048	12,695,211
	The Travelers Companies, Inc	48,656	13,069,975
			83,804,436
10.10%	HEALTH CARE
	CVS Health Corp.	107,060	8,366,739
	Danaher Corp.	39,145	8,431,050
	Incyte Corp.(A)	91,294	8,534,163
	McKesson Corp.	10,973	8,902,834
	Merck & Company, Inc.	89,834	7,723,927
	Regeneron Pharmaceuticals, Inc.	13,052	8,507,294
	Stryker Corp.	20,380	7,260,171
	Thermo Fisher Scientific, Inc.	16,131	9,152,568
			66,878,746

8.55%	INDUSTRIALS
	Cummins, Inc.	28,483	12,466,439
	Quanta Services, Inc.	28,440	12,773,257
	Union Pacific Corp.	43,308	9,543,784
	United Rentals, Inc.	12,180	10,610,972
	Wabtec Corp.	54,847	11,212,921
			56,607,373

19.61%	INFORMATION TECHNOLOGY-Hardware
	Apple, Inc.	91,772	24,812,396
	Applied Materials, Inc.	107,074	24,958,949
	Cisco Systems, Inc.	297,894	21,779,030
	HP, Inc.	748,473	20,710,248
	International Business Machines Corp.	70,688	21,730,198
	Roper Technologies, Inc.	35,388	15,788,356
			129,779,177

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
12.65%	INFORMATION TECHNOLOGY-Software & Services
	Adobe, Inc.(A)	41,757	$14,210,325
	KLA Corp.	21,065	25,462,108
	Microsoft Corp.	42,000	21,748,020
	Oracle Corp.	84,655	22,231,250
			83,651,703

1.96%	MATERIALS
	The Sherwin-Williams Co	17,185	5,927,794
	Steel Dynamics, Inc.	45,000	7,056,000
			12,983,794

2.04%	REAL ESTATE
	CBRE Group, Inc.(A)	88,619	13,508,194

2.15%	UTILITIES
	DTE Energy Co.	52,413	7,104,058
	Public Service Enterprise Group, Inc.	88,216	7,106,681
			14,210,739

96.43%	TOTAL COMMON STOCKS
	(Cost: $461,171,066)		638,298,752

2.31%	EXCHANGE TRADED FUNDS

2.31%	LARGE CAP
	Applied Finance Valuation Large Cap ETF	350,000	15,305,500

2.31%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $15,442,000)		15,305,500

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Select fund

Schedule of Investments - continuedOctober 31, 2025 (unaudited)

		Shares	Value
1.22%	MONEY MARKET FUND
	Federated Treasury Obligations Fund 3.910%(B)
	(Cost: $8,093,222)	8,093,222	$8,093,222

99.96%	TOTAL INVESTMENTS
	(Cost: $484,706,288)		661,697,474
0.04%	Other assets, net of liabilities		260,716
100.00%	NET ASSETS		$661,958,190

(A)Non-income producing.

(B)Effective 7 day yield as of October 31, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Statements of Assets and Liabilities

ASSETS
Investments at value(1)
Receivable for capital stock sold
Dividends and interest receivable
Tax reclaims receivable
Prepaid expenses
TOTAL ASSETS

LIABILITIES
Due to custodian
Payable for capital stock redeemed
Accrued investment advisory fees
Accrued 12b-1 fees
Accrued administrative, accounting and transfer agent fees
Other accrued expenses
TOTAL LIABILITIES

NET ASSETS
Net Assets Consist of:
Paid-in-capital
Distributable earnings
Net Assets

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class
Investor Class
Total
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class
Investor Class
Total
Net Asset Value Per Share
Institutional Class
Investor Class

(1) Identified cost of:

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

October 31, 2025 (unaudited)

Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund

$26,016,349	$920,867,602	$661,697,474
668	487,422	306,396
34,600	336,223	548,962
8,699	—	—
13,140	104,608	69,137
26,073,456	921,795,855	662,621,969

28,961	—	—
350	611,000	255,072
8,858	551,358	329,485
9,345	77,480	17,094
6,010	42,123	11,194
16,685	163,994	50,934
70,209	1,445,955	663,779

$26,003,247	$920,349,900	$661,958,190

$21,502,096	$732,672,082	$449,428,867
4,501,151	187,677,818	212,529,323
$26,003,247	$920,349,900	$661,958,190

$18,375,242	$726,497,918	$604,597,742
7,628,005	193,851,982	57,360,448
$26,003,247	$920,349,900	$661,958,190

1,521,939	31,007,348	25,115,840
644,140	8,350,366	2,397,165
2,166,079	39,357,714	27,513,005

$12.07	$23.43	$24.07
11.84	23.22	23.93

$22,812,874	$764,827,139	$484,706,288

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Statements of Operations

INVESTMENT INCOME
Dividends(1)
Interest
Total investment income

EXPENSES
Investment advisory fees (Note 2)
Rule 12b-1 and servicing fees (Note 2)
Investor Class
Recordkeeping and fund administrative services (Note 2)
Accounting fees (Note 2)
Custody fees
Transfer agent fees (Note 2)
Professional fees
Filing and registration fees
Trustees fees (Note 2)
Compliance fees (Note 2)
Shareholder services and reports
Shareholder servicing (Note 2)
Institutional Class
Investor Class
Insurance
Proxy expense
Other
Total expenses
Advisory fee waivers
Net expenses
Net investment income

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments
Net change in unrealized appreciation (depreciation) of investments
Net realized and unrealized gain (loss) on investments

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

(1) Net of foreign tax withheld of:

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund

$419,519	$8,923,587	$5,195,557
2,027	190,615	100,586
421,546	9,114,202	5,296,143

120,502	5,040,524	2,924,446

10,008	232,874	73,306
8,051	142,210	105,412
3,780	95,179	72,450
2,741	25,324	19,088
18,172	89,190	51,001
12,425	28,730	23,653
30,762	83,860	50,446
475	12,489	8,901
2,622	6,570	5,414
7,183	41,407	26,596

3,254	279,201	232,142
5,000	139,724	58,644
1,422	3,225	3,352
2,194	27,959	19,366
4,188	23,059	14,178
232,779	6,271,525	3,688,395
(93,381)	(2,340,837)	(1,158,686)
139,398	3,930,688	2,529,709
282,148	5,183,514	2,766,434

541,486	19,232,907	8,066,994
1,577,170	100,044,889	87,305,262
2,118,656	119,277,796	95,372,256

$2,400,804	$124,461,310	$98,138,690

$106	$161	$—

Applied finance funds

For the Six Months Ended October 31, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Statements of Changes in Net Assets

	Applied Finance Dividend Fund
	Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025

INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income	$282,148	$570,702
Net realized gain (loss) on investments	541,486	(79,447)
Net change in unrealized appreciation (depreciation) of investments	1,577,170	949,543
Increase (decrease) in net assets from operations	2,400,804	1,440,798
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	(802,759)
Investor Class	—	(350,230)
Decrease in net assets from distributions	—	(1,152,989)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	380,868	681,662
Investor Class	301,674	2,403,025
Distributions reinvested
Institutional Class	—	763,268
Investor Class	—	342,450
Shares redeemed
Institutional Class	(1,317,356)	(2,349,905)
Investor Class	(1,004,543)	(4,265,453)
Increase (decrease) in net assets from capital stock transactions	(1,639,357)	(2,424,953)
NET ASSETS
Increase (decrease) during period	761,447	(2,137,144)
Beginning of period	25,241,800	27,378,944
End of period	$26,003,247	$25,241,800

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied Finance Explorer Fund		Applied Finance Select Fund
Six Months Ended October 31, 2025 (unaudited)	Year Ended April 30, 2025	Six Months Ended October 31, 2025 (unaudited)
			Year Ended April 30, 2025

$5,183,514	$8,391,564	$2,766,434	$5,983,385
19,232,907	24,856,493	8,066,994	32,384,661
100,044,889	(33,627,179)	87,305,262	(43,577,599)
124,461,310	(379,122)	98,138,690	(5,209,553)

—	(14,531,489)	—	(18,026,775)
—	(4,463,601)	—	(1,730,301)
—	(18,995,090)	—	(19,757,076)

159,932,867	187,050,956	89,414,012	179,337,667
21,014,033	63,073,813	10,033,361	46,317,827

—	10,281,484	—	10,925,629
—	3,941,536	—	1,603,393

(92,222,757)	(102,032,245)	(76,596,598)	(179,022,876)
(23,888,291)	(68,812,670)	(29,995,097)	(28,898,569)
64,835,852	93,502,874	(7,144,322)	30,263,071

189,297,162	74,128,662	90,994,368	5,296,442
731,052,738	656,924,076	570,963,822	565,667,380
$920,349,900	$731,052,738	$661,958,190	$570,963,822

Applied finance funds

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance DIVIDEND fund

Financial Highlights

Net asset value, beginning of period
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees (3)
Net asset value, end of period
Total Return(4)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate(4)
Net assets, end of period (000’s)

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2) Less than $0.005 per share.

(3) Redemption fees were eliminated effective January 12, 2023.

(4) Total return and portfolio turnover rate are for the year indicated and have not been annualized for years less than one year.

(5) Ratios to average net assets have been annualized for years less than one year.

(6) Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.62% for the six months ended October 31, 2025; 1.59% for the year ended April 30, 2025; and 1.58% for the year ended April 30, 2023.

(7) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 0.95% for the six months ended October 31, 2025; 0.95% for the year ended April 30, 2025; and 0.95% for the year ended April 30, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Institutional Class Shares
Six months Ended October 31, 2025 (unaudited)		Years Ended April 30,
		2025		2024	2023		2022	2021
$11.02		$10.97		$9.93	$11.50		$16.79	$11.99

0.13		0.25		0.25	0.24		0.19	0.10
0.92		0.32		1.09	(0.26)		0.36	6.11
1.05		0.57		1.34	(0.02)		0.55	6.21

—		(0.26)		(0.30)	(0.25)		(0.08)	(0.13)
—		(0.26)		—	(1.30)		(5.76)	(1.28)
—		(0.52)		(0.30)	(1.55)		(5.84)	(1.41)
—		—		—	—	(2)	— (2)	— (2)
$12.07		$11.02		$10.97	$9.93		$11.50	$16.79
9.60%		4.99%		13.61%	0.15%		2.05%	53.94%

1.64	%(6)	1.61	%(6)	1.61%	1.64	%(6)	1.41%	1.52%
0.97	%(7)	0.97	%(7)	0.95%	1.01	%(7)	0.95%	0.95%
2.18%		2.16%		2.46%	2.29%		1.34%	0.70%
3.86%		12.78%		7.36%	14.85%		81.95%	14.95%
$18,375		$17,631		$18,400	$18,319		$24,173	$39,543

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance DIVIDEND fund

Financial Highlights

Net asset value, beginning of period
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(3)
Net asset value, end of period
Total Return(4)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate(4)
Net assets, end of period (000’s)

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the year indicated and have not been annualized for years less than one year.

(5)Ratios to average net assets have been annualized for years less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.96% for the six months ended October 31, 2025; 1.98% for the year ended April 30, 2025; and 1.96% for the year ended April 30, 2023.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.20% for the six months ended October 31, 2025; 1.20% for the year ended April 30, 2025; and 1.20% for the year ended April 30, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Investor Class Shares
Six months Ended October 31, 2025 (unaudited)		Years Ended April 30,
		2025		2024	2023		2022	2021
$10.82		$10.80		$9.79	$11.31		$16.61	$11.94

0.11		0.22		0.23	0.21		0.16	0.06
0.91		0.31		1.06	(0.25)		0.35	6.06
1.02		0.53		1.29	(0.04)		0.51	6.12

—		(0.25)		(0.28)	(0.18)		(0.05)	(0.17)
—		(0.26)		—	(1.30)		(5.76)	(1.28)
—		(0.51)		(0.28)	(1.48)		(5.81)	(1.45)
—		—		—	—	(2)	— (2)	— (2)
$11.84		$10.82		$10.80	$9.79		$11.31	$16.61
9.48%		4.71%		13.29%	(0.03%)		1.80%	53.41%

1.98	%(6)	2.00	%(6)	2.03%	2.03	%(6)	1.80%	1.88%
1.22	%(7)	1.22	%(7)	1.20%	1.27	%(7)	1.20%	1.20%
1.94%		1.91%		2.21%	2.01%		1.13%	0.45%
3.86%		12.78%		7.36%	14.85%		81.95%	14.95%
$7,628		$7,611		$8,979	$8,957		$9,948	$12,742

Applied finance DIVIDEND fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Explorer fund

Financial Highlights

Net asset value, beginning of period
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(3)
Net asset value, end of period
Total Return(4)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate(4)
Net assets, end of period (000’s)

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the year indicated and have not been annualized for years less than one year.

(5)Ratios to average net assets have been annualized for years less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.34% for the six months ended October 31, 2025; 1.36% for the year ended April 30, 2025; and 1.45% for the year ended April 30, 2021.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 0.83% for the six months ended October 31, 2025; 0.83% for the year ended April 30, 2025; and 0.83% for the year ended April 30, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Institutional Class Shares
Six months Ended October 31, 2025 (unaudited)		Years Ended April 30,
		2025		2024	2023	2022	2021
$20.18		$20.51		$16.89	$17.93	$17.31	$9.09

0.14		0.25		0.26	0.20	0.08	0.02
3.11		(0.04)		3.55	(0.92)	0.70	8.26
3.25		0.21		3.81	(0.72)	0.78	8.28

—		(0.24)		(0.19)	(0.13)	(0.04)	(0.06)
—		(0.30)		—	(0.19)	(0.12)	—
—		(0.54)		(0.19)	(0.32)	(0.16)	(0.06)
—		—		—	— (2)	— (2)	—	(2)
$23.43		$20.18		$20.51	$16.89	$17.93	$17.31
16.11%		0.83%		22.57%	(3.97%)	4.50%	91.26%

1.35	%(6)	1.37	%(6)	1.37%	1.41%	1.45%	1.61	%(6)
0.84	%(7)	0.84	%(7)	0.83%	0.83%	0.83%	0.86	%(7)
1.23%		1.16%		1.37%	1.14%	0.45%	0.15%
16.17%		37.29%		32.00%	29.88%	31.62%	42.02%
$726,498		$560,750		$480,381	$251,913	$161,652	$79,647

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Explorer fund

Financial Highlights

Net asset value, beginning of period
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(2)
Net asset value, end of period
Total Return(3)
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate(3)
Net assets, end of period (000’s)

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Redemption fees were eliminated effective January 12, 2023.

(3)Total return and portfolio turnover rate are for the year indicated and have not been annualized for years less than one year.

(4)Ratios to average net assets have been annualized for years less than one year.

(5)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.66% for the six months ended October 31, 2025; 1.68% for the year ended April 30, 2025; and 1.93% for the year ended April 30, 2021.

(6)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.08% for the six months ended October 31, 2025; 1.08% for the year ended April 30, 2025; and 1.08% for the year ended April 30, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Investor Class Shares
Six months Ended October 31, 2025 (unaudited)		Years Ended April 30,
		2025		2024	2023	2022	2021
$20.02		$20.37		$16.79	$17.82	$17.19	$9.02

0.11		0.20		0.21	0.15	0.04	(0.02)
3.09		(0.05)		3.53	(0.90)	0.68	8.19
3.20		0.15		3.74	(0.75)	0.72	8.17

—		(0.20)		(0.16)	(0.10)	(0.01)	(0.02)
—		(0.30)		—	(0.19)	(0.12)	—
—		(0.50)		(0.16)	(0.29)	(0.13)	(0.02)
—		—		—	0.01	0.04	0.02
$23.22		$20.02		$20.37	$16.79	$17.82	$17.19
15.96%		0.55%		22.27%	(4.13%)	4.40%	90.87%

1.67	%(5)	1.69	%(5)	1.69%	1.73%	1.76%	1.96	%(5)
1.09	%(6)	1.09	%(6)	1.08%	1.08%	1.08%	1.11	%(6)
0.97%		0.91%		1.13%	0.89%	0.20%	(0.13%)
16.17%		37.29%		32.00%	29.88%	31.62%	42.02%
$193,852		$170,303		$176,543	$124,627	$92,813	$40,114

Applied finance Explorer fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance Select fund

Financial Highlights

Net asset value, beginning of period
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(3)
Net asset value, end of period
Total Return(4)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate(4)
Net assets, end of period (000’s)

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the year indicated and have not been annualized for years less than one year.

(5)Ratios to average net assets have been annualized for years less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been; 1.10% for the six months ended October 31, 2025; and 1.11% for the year ended April 30, 2025.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 0.75% for the six months ended October 31, 2025; and 0.75% for the year ended April 30, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Institutional Class Shares
Six months Ended October 31, 2025 (unaudited)		Years Ended April 30,
		2025		2024	2023	2022	2021
$20.59		$21.35		$18.39	$18.50	$18.62	$12.11

0.10		0.24		0.27	0.26	0.18	0.15
3.38		(0.19)		2.99	(0.16)	0.17	6.56
3.48		0.05		3.26	0.10	0.35	6.71

—		(0.25)		(0.23)	(0.05)	(0.16)	(0.14)
—		(0.56)		(0.07)	(0.16)	(0.31)	(0.06)
—		(0.81)		(0.30)	(0.21)	(0.47)	(0.20)
—		—		—	— (2)	— (2)	— (2)
$24.07		$20.59		$21.35	$18.39	$18.50	$18.62
16.91%		0.07%		17.81%	0.60%	1.82%	55.70%

1.11	%(6)	1.12	%(6)	1.13%	1.15%	1.16%	1.23%
0.76	%(7)	0.76	%(7)	0.75%	0.75%	0.75%	0.75%
0.87%		1.09%		1.36%	1.44%	0.95%	0.97%
11.89%		27.63%		6.99%	11.26%	8.26%	13.89%
$604,598		$502,950		$513,424	$415,019	$312,612	$252,690

Applied finance Select fund

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Net asset value, beginning of period
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Paid-in capital from redemption fees(3)
Net asset value, end of period
Total Return(4)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross
Expenses, net of management fee waivers and reimbursements
Net investment income (loss)
Portfolio turnover rate(4)
Net assets, end of period (000’s)

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.005 per share.

(3)Redemption fees were eliminated effective January 12, 2023.

(4)Total return and portfolio turnover rate are for the year indicated and have not been annualized for years less than one year.

(5)Ratios to average net assets have been annualized for years less than one year.

(6)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.47% for the six months ended October 31, 2025; and 1.44% for the year ended April 30, 2025.

(7)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been: 1.00% for the six months ended October 31, 2025; and 1.00% for the year ended April 30, 2025.

Applied finance Select fund

Financial Highlights

See Notes to Financial Statements

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Investor Class Shares
Six months Ended October 31, 2025 (unaudited)		Years Ended April 30,
		2025		2024	2023	2022	2021
$20.49		$21.24		$18.30	$18.42	$18.54	$12.07

0.07		0.18		0.22	0.21	0.13	0.11
3.37		(0.18)		2.97	(0.15)	0.16	6.53
3.44		0.00		3.19	0.06	0.29	6.64

—		(0.19)		(0.18)	(0.02)	(0.11)	(0.11)
—		(0.56)		(0.07)	(0.16)	(0.31)	(0.06)
—		(0.75)		(0.25)	(0.18)	(0.42)	(0.17)
—		—		—	— (2)	0.01	— (2)
$23.93		$20.49		$21.24	$18.30	$18.42	$18.54
16.78%		(0.16%)		17.46%	0.37%	1.55%	55.30%

1.48	%(6)	1.45	%(6)	1.44%	1.46%	1.48%	1.57%
1.01	%(7)	1.01	%(7)	1.00%	1.00%	1.00%	1.00%
0.65%		0.84%		1.09%	1.20%	0.69%	0.71%
11.89%		27.63%		6.99%	11.26%	8.26%	13.89%
$57,360		$68,014		$52,243	$32,862	$29,014	$21,060

Applied finance Select fund

Selected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial StatementsOctober 31, 2025 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Dividend Fund (previously, the Applied Finance Core Fund), the Applied Finance Explorer Fund, and the Applied Finance Select Fund (each “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Dividend Fund (“Dividend Fund”) was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Dividend Fund was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Dividend Fund were reorganized into Investor class shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional class shares on June 11, 2015 and on June 30, 2015 for Investor class shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional class shares on February 3, 2017 and February 1, 2017 for Investor class shares.

The investment objective of the Dividend, Explorer and Select Funds is to seek long-term capital appreciation.

The Funds are deemed to be individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of the Funds are used by Applied Finance Advisors, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s investment manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continued October 31, 2025 (unaudited)

Security Valuation

The Funds’ securities are valued at fair value. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the year or, lacking any sales, at the last reported bid price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees. Money marker and other debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost, which approximated market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by Valuation Designee under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but before the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not reflect the for a security.

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Dividend Fund
Common Stocks	$26,016,349	$—	$—	$26,016,349
	$26,016,349	$—	$—	$26,016,349

Explorer Fund
Common Stocks	$912,322,121	$—	$—	$912,322,121
Money Market Fund	8,544,481	—	—	8,544,481
	$920,867,602	$—	$—	$920,867,602

Select Fund
Common Stocks	$638,298,752	$—	$—	$638,298,752
Exchange Traded Fund	15,305,500	—	—	15,305,500
Money Market Fund	8,093,322	—	—	8,093,322
	$661,697,474	$—	$—	$661,697,474

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector. The Funds held no Level 3 securities at any time during the six months ended October 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2022-2024) for Dividend Fund, Explorer Fund and Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2025 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2025, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment services for an annual fee on the daily net assets of the Funds.

The Advisor earned and waived fees for the six months ended October 31, 2025, for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived
Dividend	0.90%	$120,502	$93,381
Explorer	1.14%	5,040,524	2,340,837
Select	0.90%	2,924,446	1,158,686

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within thirty-six months following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to September 1, 2026 unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of October 31, 2025, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2026	2027	2028	2029	Total
Dividend	$201,128	$190,628	$188,851	$93,381	$673,988
Explorer	1,940,470	2,735,145	4,175,703	2,340,837	11,192,155
Select	1,502,981	1,934,437	2,068,475	1,158,686	6,664,579

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds may finance certain activities or expenses that are primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the six months ended October 31, 2025, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Dividend	Investor	12b-1	$10,008
	Institutional	Shareholder Service	3,254
	Investor	Shareholder Service	5,000
Explorer	Investor	12b-1	232,874
	Institutional	Shareholder Service	279,201
	Investor	Shareholder Service	139,724
Select	Investor	12b-1	73,306
	Institutional	Shareholder Service	232,142
	Investor	Shareholder Service	58,644

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the six months ended October 31, 2025, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Dividend	$7,890	$16,665	$3,602
Explorer	137,172	87,473	89,673
Select	101,615	41,388	68,253

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the six months ended October 31, 2025, Watermark received the following fees incurred by the Funds:

Fund
Dividend	$2,622
Explorer	6,570
Select	5,414

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2025, were as follows:

Fund	Purchases	Sales
Dividend	$873,927	$2,109,757
Explorer	207,457,982	122,058,961
Select	75,295,794	85,460,591

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different years for financial statement and tax purposes; these

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended October 31, 2025 and the year ended April 30, 2025 were as follows:

Dividend Fund
	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Distributions paid from:
Ordinary income	$—	$571,010
Accumulated net realized gain on investments	—	581,979
	$—	$1,152,989

Explorer Fund
	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Distributions paid from:
Ordinary income	$—	$8,315,267
Accumulated net realized gain on investments	—	10,679,823
	$—	$18,995,090

Select Fund
	Six Months Ended October 31, 2025	Year Ended April 30, 2025
Distributions paid from:
Ordinary income	$—	$6,063,980
Accumulated net realized gain on investments	—	13,693,096
	$—	$19,757,076

As of October 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Dividend Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$852,780	$9,590,961	$7,259,027
Accumulated net realized gain (loss) on investments	444,895	22,046,393	28,279,110
Net unrealized appreciation (depreciation) of investments	3,203,476	156,040,464	176,991,186
	$4,501,151	$187,677,818	$212,529,323

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Dividend	$22,812,874	$5,718,694	$(2,515,218)	$3,203,476
Explorer	764,827,139	222,875,351	(66,834,887)	156,040,464
Select	484,706,288	196,824,444	(19,833,258)	176,991,186

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Dividend Fund
	Six Months Ended October 31, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	32,218	25,904
Shares reinvested	—	—
Shares redeemed	(110,087)	(85,024)
Net increase (decrease)	(77,869)	(59,120)

Dividend Fund
	Year Ended April 30, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	59,402	212,489
Shares reinvested	66,953	30,576
Shares redeemed	(204,494)	(371,458)
Net increase (decrease)	(78,139)	(128,393)

Explorer Fund
	Six Months Ended October 31, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	7,318,439	921,713
Shares reinvested	—	—
Shares redeemed	(4,099,915)	(1,078,327)
Net increase (decrease)	3,218,524	(156,614)

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

Explorer Fund
	Year Ended April 30, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	8,602,568	2,846,055
Shares reinvested	469,903	181,387
Shares redeemed	(4,702,162)	(3,188,392)
Net increase (decrease)	4,370,309	(160,950)

Select Fund
	Six Months Ended October 31, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	4,014,563	437,300
Shares reinvested	—	—
Shares redeemed	(3,330,029)	(1,359,660)
Net increase (decrease)	684,534	(922,360)

Select Fund
	Year Ended April 30, 2025
	Institutional Class Shares	Investor Class Shares
Shares sold	8,141,458	2,132,430
Shares reinvested	504,881	74,403
Shares redeemed	(8,267,510)	(1,346,715)
Net increase (decrease)	378,829	860,118

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Funds. The Funds’ NAV and investment return will fluctuate based upon changes in the value of their portfolio securities. You could lose money on your investment in the Funds, and the Funds could underperform other investments. There is no guarantee that the Funds will meet their investment objectives. An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | OCTOBER 31, 2025

Applied finance funds

Notes to the Financial Statements - continuedOctober 31, 2025 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distribution to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Fund	December 20, 2025	December 23, 2025	Net investment income	$570,940
Dividend Fund	December 20, 2025	December 23, 2025	Long term capital gains	581,979
Explorer Fund	December 20, 2025	December 23, 2025	Net investment income	8,313,561
Explorer Fund	December 20, 2025	December 23, 2025	Long term capital gains	10,679,772
Select Fund	December 20, 2025	December 23, 2025	Net investment income	5,962,665
Select Fund	December 20, 2025	December 23, 2025	Long term capital gains	13,693,412
Select Fund	December 20, 2025	December 23, 2025	Short term capital gains	99,175

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS | OCTOBER 31, 2025

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.
(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)  Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 8, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 8, 2026

* Print the name and title of each signing officer under his or her signature.